Income tax (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax
Loss before income tax	R$ (338,474,000)	R$ (76,115,000)	R$ (20,046,000)
Income tax at the nominal Brazilian tax rate - 34%	115,082	25,879	6,816
Tax paid on profits of overseas subsidiaries	529	1,486	(492)
Non-deductible expenses	1,756	(1,578)	(2)
Deferred tax not recognized (b)	(147,261)	(20,433)	(6,800)
Effects from entities taxed at different taxation regimes (a)	29,488	2,445	(553)
Share-based payment	1,771	2,642	(612)
Others	7,279	(2,700)	2,255
Total adjustments	R$ (106,438)	R$ (18,138)	R$ (6,204)
Effective tax rate- %	2.60%	10.20%	3.10%
Income tax as reported	R$ 8,644	R$ 7,741	R$ 612
Current income tax	(995)	(327)	(1,291)
Deferred income tax	R$ 9,639	R$ 8,068	R$ 1,903